UBS PACESM Select Advisors Trust

UBS PACE Money Market Investments

UBS PACE Government Securities Fixed Income Investments

UBS PACE Intermediate Fixed Income Investments

UBS PACE Strategic Fixed Income Investments

UBS PACE Municipal Fixed Income Investments

UBS PACE Global Fixed Income Investments

UBS PACE High Yield Investments

UBS PACE Large Co Value Equity Investments

UBS PACE Large Co Growth Equity Investments

UBS PACE Small/Medium Co Value Equity Investments

UBS PACE Small/Medium Co Growth Equity Investments

UBS PACE International Equity Investments

UBS PACE International Emerging Markets Equity Investments

UBS PACE Global Real Estate Securities Investments

UBS PACE Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and shares of UBS PACE Money Market Investments offered to participants in the PACESM Multi Advisor Program (the "Money Market Investments Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2008

ZS370

January 14, 2009

Dear Investor,

The purpose of this supplement is to update information regarding the above named funds (collectively, the "Funds").

I.  UBS PACE Small/Medium Co Growth Equity Investments

Certain changes have been made to the description of the portfolio management team at Copper Rock Capital Partners, LLC ("Copper Rock"), an investment advisor for UBS PACE Small/Medium Co Growth Equity Investments. Effective December 31, 2008, Michael Malouf, one of the members of the Copper Rock portfolio management team responsible for the fund, no longer serves as a member of the team.

As a result of this change, the Multi-Class Prospectus, the Class P Prospectus and the SAI are revised as follows:

All references to "Michael Malouf" or "Mr. Malouf" in the Multi-Class and Class P Prospectuses and the SAI are hereby deleted in their entirety.

The section captioned "Investment advisors and portfolio managers" and sub-headed "UBS PACE Small/Medium Co Growth Equity Investments" beginning on page 130 of the Multi-Class Prospectus and page 130 of the Class P Prospectus is revised by replacing the second and third full paragraphs of that section in their entirety with the following:

Tucker Walsh is responsible for the day-to-day management of Copper Rock's portion of the fund's assets. He has been the primary portfolio manager since March 2007. Mr. Walsh is the founder and Chief Executive Officer of Copper Rock. Prior to founding Copper Rock in 2005, Mr. Walsh worked for State Street Research from 1997 to 2005 and served as Managing Director and Head of the Small Cap Growth team beginning in 1999. Prior to that, he was an Equity Analyst at Chilton Investment Company, Merrill Lynch and SG Cowen Asset Management. Mr. Walsh leads a team of eight other investment professionals, two of whom are dedicated senior traders.

The section captioned "Portfolio managers" and sub-headed "Copper Rock Capital Partners, LLC" beginning on page 178 of the SAI is revised by replacing the first full paragraph and the first sentence of the second full paragraph of that section in their entirety with the following:

Tucker Walsh is the portfolio manager responsible for the day-to-day management of Copper Rock's portion of the fund's assets.

The following table provides information relating to other accounts managed by Mr. Walsh as of July 31, 2008:

The section captioned "Portfolio managers" and sub-headed "Copper Rock Capital Partners, LLC" beginning on page 178 of the SAI is revised by replacing the last two full paragraphs of that section in their entirety with the following:

Compensation. Copper Rock compensates its portfolio managers with a competitive fixed salary and potential for bonus. Bonuses are based on the profitability of Copper Rock. In addition, Mr. Walsh has substantial equity ownership in Copper Rock and receives a share of any net profits earned by Copper Rock.

Ownership of fund shares. As of July 31, 2008, Mr. Walsh owned no shares of the fund.

II.  All Funds

The Prospectuses and the SAI are revised as follows:

The section captioned "More about risks and investment strategies" and sub-headed "Government securities risk" on page 103 of the Multi-Class Prospectus, page 107 of the Class P Prospectus and page 6 of the Money Market Investments Prospectus is revised by replacing the paragraph that follows the sub-heading in its entirety with the following:

Various types of US government securities have different levels of credit risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. A fund may invest in securities in any of these categories. A fund may invest in securities issued by government-sponsored enterprises that, although chartered or sponsored by Acts of Congress, issue securities that are neither insured nor guaranteed by the US government. For example, debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Banks ("FHLBs"), are neither insured nor guaranteed by the US government. Freddie Mac and Fannie Mae historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac's and Fannie Mae's securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency ("FHFA") placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The section captioned "The funds' investment, related risks and limitations" and sub-headed "Mortgage-backed securities" beginning on page 20 of the SAI is revised by replacing the fourth and fifth full paragraphs on page 22 in their entirety with the following:

Fannie Mae certificates—Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by US government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. Obligations issued by Fannie Mae historically have been supported only by the credit of the issuer, but currently the agency is placed into conservatorship by the US government. The effect that this conservatorship will have on the entity and its guarantee is uncertain. Although the US government and its agencies provide financial support to the entity, no assurances can be given that they will always do so.

Freddie Mac certificates—Freddie Mac also facilitates a national secondary market for conventional residential and US government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Obligations issued by Freddie Mac historically have been supported only by the credit of the issuer, but currently the agency is placed into conservatorship by the US government. The effect that this conservatorship will have on the entity and its guarantee is uncertain. Although the US government and its agencies provide financial support to the entity, no assurances can be given that they will always do so.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.